SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of shares upon exercise
Outstanding at beginning of year	2,343,192
Granted	370,259	1,496,627
Vested	(737,267)
Forfeited	(72,688)
Unvested at end of year	1,903,496
Weighted average share price
Outstanding at beginning of year	$ 5.4
Granted	8.06
Vested	6.16
Forfeited	4.63
Unvested at end of year	$ 6.65